Consolidated Statements of Financial Position $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Current assets:
Cash and cash equivalents	$ 1,812	$ 47
Other receivables	3	2
Marketable securities	165	156
Prepaid and deposit	4	4
Total current assets	1,984	209
Non-current assets:
Mineral properties	28,679	32,533
Reclamation bonds	34	62
Total noncurrent assets	28,713	32,595
Total Assets	30,697	32,804
Current liabilities:
Accounts payable and accrued liabilities	112	365
Loan payable		305
Related party loan payable		210
Convertible notes	402
Derivative liabilities	150
Total current liabilities	664	880
Non-current liability
Convertible notes		721
Derivative liabilities	26	572
Total non-current liabilities	26	1,293
Total Liabilities	690	2,173
Shareholders' Equity
Share capital	101,424	100,729
Contributed surplus	19,212	18,820
Deficit	(90,629)	(88,918)
Shareholders' Equity	30,007	30,631
Total Liabilities and Shareholders' Equity	$ 30,697	$ 32,804